Consolidated Statements of Changes in Equity - USD ($)	Common shares	Reserves	Share based payments reserve	Warrants reserve	Accumulated Other Comprehensive Income	Retained earnings (deficit)	Total
Equity at beginning of period at Dec. 31, 2018	$ 153,852,000	$ 19,931,000	$ 6,867,000	$ 13,064,000	$ (3,393,000)	$ (40,384,000)	$ 130,006,000
Shares at beginning of period at Dec. 31, 2018	179,315,000
Shares issued for payments/financing	$ 49,000						49,000
Shares issued for payments/financing (in shares)	59,000
Share issue costs	$ (97,000)						(97,000)
Warrants exercised	$ 4,437,000	(1,545,000)		(1,545,000)			$ 2,892,000
Warrants exercised (in shares)	6,167,000						6,167,500
Warrants issued	$ (1,469,000)	1,469,000		1,469,000
Warrants issued December		8,913,000		8,913,000			$ 8,913,000
Options exercised	$ 2,268,000	(1,070,000)	(1,070,000)				1,198,000
Exercised	1,359,000
RSU's redeemed	$ 190,000	(190,000)	(190,000)
RSU's redeemed (in shares)	202,000
Share based payments		2,553,000	2,553,000				2,553,000
Loss for the year						(22,172,000)	(22,172,000)
Other comprehensive income					1,818,000		1,818,000
Equity at end of period at Dec. 31, 2019	$ 159,230,000	30,061,000	8,160,000	21,901,000	(1,575,000)	(62,556,000)	125,160,000
Shares at end of period at Dec. 31, 2019	187,102,000
Shares issued for payments/financing	$ 53,368,000						53,368,000
Shares issued for payments/financing (in shares)	36,600,000
Share issue costs	$ (2,034,000)						(2,034,000)
Warrants exercised	$ 3,364,000	(506,000)		(506,000)			$ 2,858,000
Warrants exercised (in shares)	2,058,000						2,057,606
Options exercised	$ 3,302,000	(1,479,000)	(1,479,000)				$ 1,823,000
Exercised	2,112,000
RSU's redeemed	$ 333,000	(333,000)	(333,000)
RSU's redeemed (in shares)	414,000
Bonus shares issued	$ 385,000	(385,000)	(385,000)
Bonus shares issued (in shares)	1,000,000
Share based payments		2,523,000	2,523,000				2,523,000
Loss for the year						(27,694,000)	(27,694,000)
Other comprehensive income					4,577,000		4,577,000
Equity at end of period at Dec. 31, 2020	$ 217,948,000	$ 29,881,000	$ 8,486,000	$ 21,395,000	$ 3,002,000	$ (90,250,000)	$ 160,581,000
Shares at end of period at Dec. 31, 2020	229,286,000